Debt (details) - Line of Credit (USD $)	0 Months Ended	12 Months Ended		12 Months Ended			0 Months Ended		12 Months Ended
	Jun. 07, 2013 Line of credit [Member]	Dec. 31, 2013 Line of credit [Member]	Dec. 31, 2013 Line of credit [Member] Minimum [Member]	Dec. 31, 2013 Line of credit [Member] LIBOR [Member]	Dec. 31, 2013 Line of credit [Member] LIBOR [Member] Minimum [Member]	Dec. 31, 2013 Line of credit [Member] LIBOR [Member] Maxiumum [Member]	Jun. 10, 2013 Expired line of credit agreement [Member]	Dec. 31, 2013 Commercial Paper [Member]	Dec. 31, 2013 Commercial Paper [Member] Minimum [Member]	Dec. 31, 2012 Commercial Paper [Member] Minimum [Member]	Dec. 31, 2013 Commercial Paper [Member] Maxiumum [Member]	Dec. 31, 2012 Commercial Paper [Member] Maxiumum [Member]
Line of credit
Interest rate on commercial paper									0.08%	0.08%	0.13%	0.17%
Credit agreement, term (in years)	5 years						3 years
Credit agreement, maximum borrowing capacity	$ 1,000,000,000						$ 1,000,000,000	$ 800,000,000
Credit agreement, covenant terms		Pursuant to the credit agreement covenants, the Company must maintain a minimum consolidated net worth, defined as shareholders' equity determined in accordance with GAAP plus (a) trust preferred securities (not to exceed 15% of total capital) and (b) mandatorily convertible securities (combined with trust preferred securities, not to exceed 25% of total capital) less goodwill and other intangible assets. That threshold is adjusted downward by an amount equal to 70% of the aggregate amount of common stock repurchased by the Company after March 31, 2013, up to a maximum deduction of $1.75 billion. The threshold was $14.01 billion at December 31, 2013 and could decline to a minimum of $13.73 billion during the term of the credit agreement, subject to the Company repurchasing an additional $400 million of its common stock. In addition, the credit agreement contains other customary restrictive covenants as well as certain customary events of default, including with respect to a change in control, which is defined to include the acquisition of 35% or more of the Company's voting stock and certain changes in the composition of the Company's board of directors.
Maximum percentage of trust preferred securities relative to total capital in determining consolidated net worth		15.00%
Maximum percentage of trust preferred securities and mandatorily convertible securities relative to total capital in determining consolidated net worth		25.00%
Percentage of aggregate amount of common stock repurchased by the Company after March 31, 2013 by which the threshold is adjusted downward		70.00%
Maximum downward adjustment to threshold relative to common stock repurchases		1,750,000,000
Credit agreement, threshold of consolidated net worth		14,010,000,000	13,730,000,000
Common stock repurchases required during the term of the credit agreement to reduce threshold net worth to minimum amount reported		$ 400,000,000
Percentage of Company's voting stock acquired by outside entity that would be considered a change in control		35.00%
Credit agreement, compliance		At December 31, 2013, the Company was in compliance with these covenants.
Credit agreement, cost of borrowing, basis points above LIBOR				1.125%	0.875%	1.50%